CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
License	$ 237,879	$ 192,514	$ 147,640
Maintenance and professional services	196,016	150,685	114,061
Revenues	433,895	343,199	261,701
Cost of revenues:
License	10,569	10,526	7,911
Maintenance and professional services	52,046	37,935	33,937
Cost of revenues	62,615	48,461	41,848
Gross profit	371,280	294,738	219,853
Operating expenses:
Research and development	72,520	57,112	42,389
Sales and marketing	184,168	148,290	126,739
General and administrative	52,308	42,044	30,399
Total operating expenses	308,996	247,446	199,527
Operating income	62,284	47,292	20,326
Financial income, net	7,800	4,551	4,103
Income before taxes on income	70,084	51,843	24,429
Taxes on income	(7,020)	(4,771)	(8,414)
Net income	$ 63,064	$ 47,072	$ 16,015
Basic net income per ordinary share	$ 1.68	$ 1.30	$ 0.46
Diluted net income per ordinary share	$ 1.62	$ 1.27	$ 0.44
Change in unrealized income (losses) on marketable securities:
Unrealized income (loss) arising during the year	$ 777	$ (43)	$ (29)
Change in unrealized losses on marketable securities, total	777	(43)	(29)
Change in unrealized gain (loss) on cash flow hedges:
Unrealized gain (loss) arising during the year	1,538	(2,469)	1,470
Loss (gain) reclassified into earnings	(558)	1,466	(1,159)
Change in unrealized gain on cash flow hedges, net	980	(1,003)	311
Other comprehensive income (loss), net of taxes of $(41), $143 and $(240) for 2017, 2018 and 2019, respectively	1,757	(1,046)	282
Total comprehensive income	$ 64,821	$ 46,026	$ 16,297